Loans receivable, net (Past Due Financing Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Total past due	$ 15,023	$ 21,425
Loans without overdue	8,694	19,754
Total loans	23,717	41,179
Financing Receivables 1 To 89 Days Past Due [Member]
Total past due	11	177
Financing Receivables, 90 to 179 Days Past Due [Member]
Total past due	6	16,420
Financing Receivables, 180 to 365 Days Past Due [Member]
Total past due	524	4,497
Financing Receivables, Equal to Greater than 365 Days Past Due [Member]
Total past due	$ 14,482	$ 331